COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Premises Leases [Member]
First year	$ 883
Second year	883
Third year	883
Fourth year	189
Fifth year and thereafter	14
Total minimum future payments	2,852
Other Agreements [Member]
First year	581
Second year	439
Third year	213
Fourth year	145
Fifth year and thereafter	160
Total minimum future payments	$ 1,538